Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Liabilities [Abstract]
Long-term borrowings	¥ 12,452,115	¥ 10,399,210
Transferred to SPEs [Member]
Trading assets
Japanese government securities	1,000	1,000
Loans for trading purposes	69,000	25,000
Loans receivable	539,000	328,000
Total	609,000	354,000
Liabilities [Abstract]
Long-term borrowings	¥ 609,000	¥ 354,000